Segment Disclosure - Net Sales for New and Used Systems (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Net Sales	€ 11,820.0	€ 10,944.0	€ 8,962.7
System sales
Segment Reporting Information [Line Items]
Net Sales	8,996.2	8,259.1	6,424.4
New systems | System sales
Segment Reporting Information [Line Items]
Net Sales	8,807.1	8,115.6	6,332.9
Used systems | System sales
Segment Reporting Information [Line Items]
Net Sales	€ 189.1	€ 143.5	€ 91.5